SCHEDULE OF TRANSLATION OF FOREIGN CURRENCIES (Details)	Dec. 31, 2024	Dec. 31, 2023
Year ended RMB: USD Exchange Rate [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Average yearly RMB: USD Exchange rate	0.1391	0.1412
Average Yearly RMB: USD Exchange Rate [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Average yearly RMB: USD Exchange rate	0.1404	0.1423